Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related parties
Schedule of associates and joint ventures

Balances with associates and joint ventures as of December 31, 2020 and 2019 are as follows:

		Accounts
	Accounts	receivable	Other	Accounts		Other
	receivable	– Loans	assets	payable	Loans	liabilities
Joint Ventures
Equion Energía Limited (1)	1,950	—	7,093	32,335	1,277,046	1,663
Ecodiesel Colombia S.A.	1,345	—	—	35,632	—	1
Offshore International Group Inc (2)	—	97,300	—	—	—	—
Associates
Gas Natural del Oriente S.A. E.S.P.	—	—	—	1,858	—	—
Extrucol S.A.	—	—	—	279	—	—
E2 Energía Eficiente S.A. E.S.P.	4,453	—	—	1,264	—	—
Serviport S.A.	—	—	—	948	—	—
Balance as of December 31, 2020	7,748	97,300	7,093	72,316	1,277,046	1,664
Current	7,748	97,300	7,093	72,316	1,277,046	1,664
Non–current	—	—	—	—	—	—
	7,748	97,300	7,093	72,316	1,277,046	1,664
	(Nota 7)	(Nota 7)	(Nota 11)	(Nota 21)	(Nota 20)

		Accounts
	Accounts	receivable	Other	Accounts		Other
	receivable	– Loans	assets	payable	Loans	liabilities
Joint Ventures
Equion Energía Limited(1)	25,333	—	57,016	153,501	1,108,403	794
Ecodiesel Colombia S.A.	2,116	—	—	29,447	—	1
Offshore International Group Inc.(2)	—	93,657	—	—	—	—
Associates
Serviport S.A.	—	—	—	4,668	—	—
Balance as of December 31, 2019	27,449	93,657	57,016	187,616	1,108,403	795
Current	27,449	—	57,016	187,616	1,108,403	795
Non–current	—	93,657	—	—	—	—
	27,449	93,657	57,016	187,616	1,108,403	795
	(Note 7)	(Note 7)	(Note 11)	(Note 21)	(Note 20)

Loans:

(1)	Resources deposited by Equion in Ecopetrol Capital AG.

Accounts receivable – Loans:

(2)

Offshore International Group: Loan granted by Ecopetrol S.A. for USD$57 million in 2016, with an interest rate of 4.99% payable semiannually from 2017 and maturing in 2021. The balance in nominal value of this loan as of December 31, 2020 is USD$28 million (2019 - USD$28 million).

Schedule of transactions between related parties

The main transactions with related parties as of December 31 are detailed as follows:

	2020		2019		2018
	Sales and	Purchases	Sales and	Purchases	Sales and	Purchases
	services	and others	services	and others	services	and others
Joint Ventures
Equion Energía Limited	27,595	356,872	317,382	569,105	67,002	846,284
Ecodiesel Colombia S.A	8,268	346,201	8,614	280,649	6,860	267,498
Offshore International Group	4,461	—	3,245	—	2,386	—
	40,324	703,073	329,241	849,754	76,248	1,113,782
Associates
E2 Energía Eficiente S.A. E.S.P.	49,860	2,849	—	—	—	—
Gas Natural del Oriente S.A. E.S.P.	—	26,141	—	—	—	—
Extrucol S.A.	—	1,162	—	—	—	—
	90,184	733,225	329,241	849,754	76,248	1,113,782

Schedule of key management personnel

As of December 31, 2020, key management officers owned less than 1% of the outstanding shares of Ecopetrol S.A. as follows:

Key management personnel	% Shares
Felipe Bayón	<1% outstanding shares
Jaime Caballero	<1% outstanding shares
Orlando Díaz	<1% outstanding shares
Jorge Calvache	<1% outstanding shares